Headline earnings - Schedule of earnings (Details) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Earnings per share [abstract]
Profit attributable to equity shareholders	$ 2,283	$ 1,112
Impairment (impairment reversal) on property, plant and equipment and right of use asset	6	(74)
Gain on settlement of bonds	5	49
Headline earnings	$ 2,295	$ 1,087
Headline earnings (loss) per ordinary share (USD per share)	$ 4.51	$ 2.14
Diluted headline earnings (loss) per ordinary share (USD per share)	$ 4.50	$ 2.14